NOTE 12. STOCK-BASED COMPENSATION (Details 3)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Number of Shares
Unvested on January 1, 2015 | shares	4,500
Granted | shares	653,766
Vested | shares	(4,500)
Forfeited or exercised | shares	(8,780)
Unvested on December 31, 2015 | shares	644,986
Expected to vest thereafter | shares	644,986
Weighted Average Fair Value
Unvested on January 1, 2015 | $ / shares	$ 5.49
Granted | $ / shares	8.22
Vested | $ / shares	5.49
Forfeited | $ / shares	8.32
Unvested on December 31, 2015 | $ / shares	8.53
Expected to vest thereafter, Weighted Average Fair Value | $ / shares	$ 8.53